Interest Income and Expense - Summary of Interest Income and Expense by Basis of Accounting Classification (Detail) - CAD ($) $ in Millions		3 Months Ended		6 Months Ended
		Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2018
Disclosure of Interest Income Expense [line items]
Interest income	[1]	$ 10,273	$ 8,609	$ 20,817	$ 16,917
Interest expense		4,401	3,211	9,085	6,089
Financial assets amortized cost [member]
Disclosure of Interest Income Expense [line items]
Interest income		7,289	6,214	14,669	12,274
Interest expense		2,823	2,157	5,751	4,107
Financial assets at fair value through other comprehensive income [member]
Disclosure of Interest Income Expense [line items]
Interest income		1,265	1,096	2,570	2,137
Financial instruments measure at amortized cost and FVOCI [member]
Disclosure of Interest Income Expense [line items]
Interest income		8,554	7,310	17,239	14,411
Interest expense		2,823	2,157	5,751	4,107
Financial instruments measured or designated at fair value through profit or loss [member] | Equities designated at fair value through other comprehensive income [member]
Disclosure of Interest Income Expense [line items]
Interest income		1,719	1,299	3,578	2,506
Interest expense		$ 1,578	$ 1,054	$ 3,334	$ 1,982

[1]	Includes $8,554 million and $17,239 million, respectively, for the three and six months ended April 30, 2019 (three and six months ended April 30, 2018 - $7,310 million and $14,411 million, respectively) which have been calculated based on the effective interest rate method. Refer to Note 20.